SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement balances and amounts of the VIEs and their subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Restricted cash	¥ 130,295	¥ 67,419
Accounts receivable, net of allowance for credit losses	2,467,358	3,021,956
VAT recoverable	284,967	240,506
Amount due from related parties, current	¥ 278,597	¥ 54,282
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	¥ 412,546	¥ 361,249
Total current assets	18,547,457	11,613,071
Non-current assets
Restricted cash	4,774	158,452
VAT recoverable	1,777,272	1,489,532
Property and equipment, net	38,053,824	40,204,133
Intangible assets, net	273,341	481,114
Operating lease right-of-use assets	4,831,624	5,193,408
Deferred tax assets	391,219	381,274
Other non-current assets	648,043	674,936
Total non-current assets	61,451,041	62,035,557
Total assets	79,998,498	73,648,628
Current liabilities
Short-term borrowings and current portion of long-term borrowings	2,951,734	4,341,649
Accounts payable	1,932,177	2,593,305
Amount due to related parties	¥ 117,889	¥ 9,491
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued expenses and other payables	¥ 1,205,452	¥ 1,288,606
Deferred revenue	113,832	90,975
Operating lease liabilities, current	110,133	117,345
Finance lease and other financing obligations, current	697,142	636,152
Non-current liabilities
Long-term borrowings, excluding current portion	23,363,213	21,905,985
Operating lease liabilities, non-current	1,203,487	1,279,726
Finance lease and other financing obligations, non-current	7,053,979	7,601,651
Deferred tax liabilities	1,144,426	1,240,731
Other long-term liabilities	223,602	297,221
Total liabilities	52,261,437	49,979,995
Net revenue, net (loss) income, operating, investing and financing cash flows
Net revenue	11,432,274	10,322,068	¥ 9,782,448
Net (loss) income	959,362	3,303,831	(4,285,393)
Net cash provided by (used in) operating activities	3,365,254	1,938,365	2,065,257
Net cash (used in) provided by investing activities	(3,039,999)	(8,760,538)	(7,343,453)
Net cash used in financing activities	6,106,016	17,057,337	4,159,760
VIEs
Current assets
Cash	4,541,442	1,858,820
Restricted cash	8,958	3,080
Accounts receivable, net of allowance for credit losses	2,428,590	2,996,660
VAT recoverable	188,590	170,726
Amount due from related parties, current	¥ 24,641
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Other current assets	¥ 208,903	156,169
Total current assets	7,401,124	5,185,455
Non-current assets
Restricted cash	4,572	46,322
VAT recoverable	58,105	48,976
Property and equipment, net	1,573,740	1,895,324
Intangible assets, net	43,520	55,393
Operating lease right-of-use assets	83,476	124,230
Deferred tax assets	103,381	58,970
Other non-current assets	102,716	113,728
Total non-current assets	1,969,510	2,342,943
Total assets	9,370,634	7,528,398
Non-current liabilities
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	6,026,778	4,023,141
Total liabilities	8,502,486	6,767,827
Net revenue, net (loss) income, operating, investing and financing cash flows
Net revenue	11,142,122	9,919,021	9,489,505
Net (loss) income	107,577	214,697	(7,897)
Net cash provided by (used in) operating activities	844,806	(5,129)	235,448
Net cash (used in) provided by investing activities	2,177,111	(236,574)	(86,336)
Net cash used in financing activities	(375,167)	(332,573)	¥ (25,567)
VIEs | Accounts receivable
Non-current liabilities
Assets pledged	20,437	77,129
VIEs | Other non-current assets
Non-current liabilities
Assets pledged	0	4,049
VIEs | Other current assets
Non-current liabilities
Assets pledged	21,836	17,018
VIEs | Property and equipment, net
Non-current liabilities
Assets pledged	0	27,731
VIEs | Third party
Current liabilities
Short-term borrowings and current portion of long-term borrowings	282,433	404,801
Accounts payable	390,791	502,672
Amount due to related parties	¥ 62,252
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Accrued expenses and other payables	¥ 330,923	253,236
Deferred revenue	106,277	82,633
Operating lease liabilities, current	26,005	33,563
Finance lease and other financing obligations, current	48,986	45,153
Total current third-party liabilities	1,247,667	1,322,058
Non-current liabilities
Long-term borrowings, excluding current portion	266,266	399,043
Operating lease liabilities, non-current	70,464	81,881
Finance lease and other financing obligations, non-current	802,388	851,192
Deferred tax liabilities	24,122	32,746
Other long-term liabilities	64,801	57,766
Total non-current third-party liabilities	1,228,041	1,422,628
Total third-party liabilities	2,475,708	2,744,686
VIEs | Borrowings guaranteed by GDS Holdings Limited
Non-current liabilities
Long-term borrowings of the consolidated VIEs	¥ 396,469	¥ 547,438